Derivatives (Net Derivative Gains Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of Net Derivatives Gains (Losses)
Derivatives and hedging gains (losses)	$ (509)	$ 429	$ 800
Embedded derivatives gains (losses)	(365)	116	(78)
Total net derivative gains (losses)	$ (874)	$ 545	$ 722